Short-Term Debt	12 Months Ended
Dec. 31, 2018
Short-term Debt [Abstract]
SHORT-TERM DEBT

22. SHORT-TERM DEBT

Emera’s short-term borrowings consist of commercial paper issuances, advances on revolving and non-revolving credit facilities and short-term notes. Short-term debt and the related weighted-average interest rates as at December 31 consisted of the following:

millions of Canadian dollars	2018	Weighted average interest rate	2017	Weighted average interest rate
TECO Finance
Advances on revolving credit and term facilities	$805	3.43%	$820	2.58%
Tampa Electric Company
Advances on accounts receivable and revolving credit facilities	302	3.10%	382	2.07%
NMGC
Advances on revolving credit facilities	79	3.40%	38	2.47%
NSPI
Bank indebtedness	-	-%	1	-%
Short-Term debt	$1,186		$1,241

The Company’s total short-term revolving and non-revolving credit facilities, outstanding borrowings and available capacity as at December 31 were as follows:

millions of Canadian dollars	Maturity	2018	2017
TECO Energy/TECO Finance - term credit facility	2019	$682	$502
TECO Energy/TECO Finance - revolving credit facility	2022	546	376
Tampa Electric Company - revolving credit facility	2022	443	408
Tampa Electric Company - accounts receivable revolving credit facility	2021	205	188
Tampa Electric Company - term loan	2018	-	377
NMGC - revolving credit facility	2022	171	157
GBPC - revolving credit facility	2019	18	16
Total		2,065	2,024
Less:
Advances under revolving credit and term facilities		1,186	1,241
Letters of credit issued within the credit facilities		3	3
Total advances under available facilities		1,189	1,244
Available capacity under existing agreements		$876	$780

The weighted average interest rate on outstanding short-term debt at December 31, 2018 was 3.34 per cent (2017 – 2.42 per cent).

Recent Financing Activity

Emera Florida and New Mexico

On October 11, 2018, TEC repaid a $300 million USD 1-year term credit facility using proceeds from a senior note issuance. Refer to note 24.

On March 23, 2018, TEC extended the maturity date of its $150 million USD accounts receivable collateralized borrowing facility from March 23, 2018 to March 22, 2021. There were no other changes in commercial terms.

On March 7, 2018, TECO Energy/Finance increased its $300 million USD revolving credit facility by $100 million USD to $400 million USD. There were no other changes in commercial terms.

On March 7, 2018, TECO Energy/Finance increased its $400 million USD term bank credit facility by $100 million USD to $500 million USD, and extended the maturity date to March 8, 2019. There were no other changes in commercial terms.